BETTER 10K - STOCK-BASED COMPENSATION - Stock Option Activity (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Number of Options
Outstanding, beginning balance (in shares) | shares	26,635,326
Options granted (in shares) | shares	1,583,680
Options exercised (in shares) | shares	(998,529)
Options cancelled (forfeited) (in shares) | shares	(8,322,168)
Options cancelled (expired) (in shares) | shares	(4,469,530)
Outstanding, ending balance (in shares) | shares	14,428,779
Vested and exercisable (in shares) | shares	7,399,689
Options expected to vest (in shares) | shares	2,711,958
Options vested and expected to vest (in shares) | shares	10,111,647
Weighted Average Exercise Price
Outstanding, beginning balance (in dollars per share) | $ / shares	$ 8.23
Options granted (in dollars per share) | $ / shares	13.63
Options exercised (in dollars per share) | $ / shares	1.76
Options cancelled (forfeited) (in dollars per share) | $ / shares	11.12
Options cancelled (expired) (in dollars per share) | $ / shares	5.99
Outstanding, ending balance (in dollars per share) | $ / shares	8.47
Vested and exercisable (in dollars per share) | $ / shares	9.90
Options expected to vest (in dollars per share) | $ / shares	5.20
Options vested and expected to vest (in dollars per share) | $ / shares	$ 8.60
Outstanding, intrinsic value | $	$ 6,701
Vested and exercisable, intrinsic value | $	6,021
Options expected to vest, intrinsic value | $	874
Options vested and expected to vest, intrinsic value | $	$ 6,895
Outstanding, weighted average remaining term	7 years
Vested and exercisable, weighted average remaining term	6 years 3 months 18 days
Options expected to vest, weighted average remaining term	8 years 4 months 24 days
Options vested and expected to vest, weighted average remaining term	6 years 10 months 24 days